Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments
33. FINANCIAL INSTRUMENTS
33.1 Capital risk management
The Group manages its capital stock to ensure that its entit
i
es will be able to continue as a going concern while maximizing the return to its shareholders through the optimization of debt and equity balances. The Group’s strategy has not changed for the financial years 2020 and 2019.
The Group participates in operations involving financial instruments, recognized as equity items, which are intended to meet their needs and to reduce exposure to market, currency and interest rate risks. These risks, as well as their respective instruments, are managed through the definition of strategies, the implementation of control systems, and the determination of exposure limits.
The Group’s capital structure consists of the net debt (borrowings as detailed in Note 25 offset against cash balances, banks and cash-equivalent investments) and shareholders’ equity (consisting of issued capital stock, reserves and retained earnings).
The Group is not subject to any external capital requirement.

The Group’s risk management committee reviews the capital structure of the Group.
Net debt to equity ratio:
The net debt to equity ratio of the reporting fiscal years is as follows:

	2020	2019
Debt (i)	6,440,840	12,537,853
Cash and cash equivalents	4,375,548	1,775,547

Net debt	2,065,292	10,762,306
Shareholders’ Equity (ii)	45,390,619	39,926,727

Net debt to equity ratio and shareholders’ equity	0.05	0.27

(i) Debt is defined as long and short-term borrowings (Note 25).
(ii) Shareholders’ equity includes all of the Group’s reserves and capital stock, which are managed as capital stock.
33.2 Categories of financial instruments

	2020	2019
Financial Assets
At amortized cost:
Cash and banks	266,625	387,445
Investments	1,742,228	120,261
Accounts receivable	3,935,234	3,434,395
At fair value through profit and loss:
Investments	2,366,695	1,267,841

	2020	2019
Financial Liabilities
Amortized cost	17,059,774	27,380,623
At the end of this reporting period, there are no significant credit risk concentrations for debt instruments designated at fair value through profit and loss. The carrying amount reflected above represents the Group’s maximum exposure to credit risk for such borrowings and accounts receivable.

33.3 Financial risk management objectives
The treasury function offers services to business, coordinates access to domestic and international financial markets, monitors and manages the financial risks related to the Group’s operations through internal risk reports, which analyze exposures depending on the degree and extent thereof. These risks include market risk (including currency risk, interest rate at fair value and price risk), credit risk and liquidity risk. The Company and its subsidiaries do not employ or traded derivative financial instruments for speculative purposes. Monitoring compliance with these provisions policy is made by the executive committee and the internal audit team.
33.4 Foreign exchange risk management
The Group carries out transactions in foreign currency; and is hence exposed to exchange rate fluctuations. Exposures in the exchange rate are managed within approved policy parameters using foreign exchange contracts.
The carrying amounts of monetary assets and liabilities denominated in foreign currency at the end of the fiscal years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Liabilities:
United States Dollars	6,366,932	10,883,971
Euros	1,636,418	3,820,520
Reales	41	—

	2020	2019
Assets:
United States Dollars	1,168,895	371,479
Euros	20,122	2,429
Reales	4	181
33.4.1. Foreign currency sensitivity analysis
The Group is mainly exposed to the US Dollar and Euro, considering that the Group’s functional currency is the Argentine peso.
The following table details the Group’s sensitivity to an increase in the exchange rate of the US Dollar and the Euro as of December 31, 2020. The sensitivity rate is the rate used when reporting exchange rate risk internally to key management staff and represents management’s assessment of a possible reasonable change in exchange rates. The sensitivity analysis includes only outstanding monetary items denominated in foreign currency and adjusts their translation on the balance sheet day for a 25% change in the exchange rate, considering for its calculation the whole of the items of the subsidiaries.

	US Dollar effect	Euro effect
Loss for the year	1,299,509	404,074
Decrease in of shareholders’ equity	1,299,509	404,074
33.5 Interest rate risk management
The Group is exposed to the risk of significant fluctuations in interest rates because the entities in the Group have borrowings at both fixed and floating interest rates. Risk is managed by the Group by maintaining an appropriate combination of fixed- and floating-rate borrowings. Hedging is regularly evaluated for consistency with interest rates and defined risk, ensuring that the most profitable hedge strategies are applied.

	2020	2019
Financial Assets:
Investments held to maturity (1)	1,742,228	120,261
Investments at fair value through profit or loss (2)	2,366,695	1,267,841
Financial Liabilities:
Amortized cost (3)	6,440,840	12,537,853
(1)	Fixed term deposits at fixed rates
(2)	Short-term investments at floating rates
(3)	Includes borrowings, as detailed in Note 25.
33.5.1. Interest rate sensitivity analysis
The sensitivity analysis below has been determined on the exposure to interest rates for both derivates and non-derivate instruments at the end of the reporting period. For floating rate liabilities, the analysis is prepared assuming that the amount of the liabilities outstanding at the end of the reporting period were outstanding for the whole year. A 100 basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
In the event that the average BADLAR rate applicable to financial liabilities during the fiscal year ended December 31, 2020 were 1.0% higher than the average interest rate during that fiscal year, financial expenses for the fiscal year ended December 31, 2020 would have increased by approximately 31,354.
Moreover, in the event that the average LIBO rate applicable to financial liabilities for the fiscal year ended December 31, 2020 were 1.0% higher than the average interest rate during that fiscal year, the financial expenditure for the financial year ended December 31, 2020 would have been increased by approximately USD 746 thousand.
With regard to financial assets, a 1.0% increase in the average interest rate during the fiscal year ended December 31, 2020 would have increased the financial income by approximately 15,796.
33.6 credit risk management
Credit risk refers to the risk that one of the parties will fail to comply with its contractual obligations and resulting in a financial loss to the Group. The Group has adopted a policy of engaging only with solvent parties and obtaining sufficient collateral, where appropriate, as a way of mitigating the risk of financial loss caused by defaults. Credit exposure is controlled by counterparty limits, which are reviewed and approved from periodically.
Trade receivables are made up of a significant number of customers. Credit assessment is continuously performed on the financial condition of the accounts receivable
.
Credit risk on liquid funds and financial instruments is limited because the counterparties are banks with high credit ratings assigned by credit rating agencies.
The carrying amount of financial assets recognized in the consolidated financial statements, which is net of impairment losses, represents the maximum exposure to credit risk, regardless of the guarantees of accounts or other credit enhancements.
33.7 Liquidity risk management
The Group’s Board of Directors has the ultimate responsibility for liquidity management, having established an appropriate framework for liquidity management so that management can handle short-, medium- and long-term financing requirements, as well as the Group’s liquidity management. The Group manages liquidity risk by maintaining reserves, adequate financial and lending facilities, continuously monitoring projected and actual cash flows, and reconciling the maturity profiles of financial assets and liabilities.
As the Group carefully manages liquidity risk, it maintains cash and bank balances, liquid instruments, and available funds. As of December 31, 2020, the consolidated financial statements show a negative working capital of 1,205,326. Given the nature of the Company’s business, which has foreseeable cash flows, it can operate with negative working capital. This condition is not related to insolvency, but rather to a strategic decision. Taking into account that the Group has a low level of indebtedness, the Board of Directors is analyzing long-term financing alternatives.
The Group’s Board of Directors considers that exposure to liquidity risk is low as the Group has generated cash flow from its operating activities, as a result of its good performance, and has access to borrowings and financial resources, as explained in Note 25.

The following tables detail the Group’s remaining contractual maturity dates for its non-derivative
financial liabilities with agreed repayment terms. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group may be required to pay. The tables include both interest and principal cash flows. To the extent that interest flows are at floating rates, the undiscounted amount is derived from interest rate curves at the end of this reporting period. The contractual maturity is based on the earliest date on which the Group may be required to pay.

Borrowings	Weighted average effective interest rate %	Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	Total
As of December 31, 2020	42.5%	84,621	306,292	4,389,070	1,976,622	—	6,756,605
As of December 31, 2019	47.6%	2,274,610	780,852	4,859,219	8,148,457	2,460,191	18,523,328

Leases	Weighted average effective interest rate %		Less than 1 month	From 1 to 3 months	From 3 months to 1 year	From 1 to 3 years	From 3 to 6 years	More than 6 years	Total
As of December 31, 2020	(	*)	13,369	26,612	108,568	192,487	269,519	119,786	730,341
As of December 31, 2019	(	*)	13,359	26,747	107,188	239,919	262,356	203,187	852,759
(*) The average rates in Pesos were 49.1% and 50.3% for the years ended December 31, 2020 and 2019, respectively. And the average rates in US Dollars were 10.8% and 10.7% for the years ended December 31, 2020 and 2019, respectively.
33.8 Fair value measurements
Some of the Group’s financial assets and liabilities are measured at fair value at the end of this reporting period. The following table provides information on how the fair values of these financial assets and liabilities are measured (particularly, valuation techniques and inputs used).

	Fair value at:		Hierarchy level
Financial assets / (financial liabilities)	2020	2019
Assets:
Mutual Funds	2,366,695	1,267,841	Level 1
Level 1: quoted prices in active markets.
Fair value of financial assets and financial liabilities measured at amortized cost:
The estimated fair value of borrowings based on the interest rates offered to the Group (Level 3) for financial borrowings amounted to 6,482,563 as of December 31, 2020.
The Board considers that the carrying amounts of the remaining financial assets and liabilities recognized at the amortized cost in the consolidated financial statements approximate their fair values.